Notes Payable (Notes Payable Represent Promissory Notes) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes and Promissory Notes [Line Items]
Notes Payable	$ 89,677	$ 278,467	$ 258,209
Officer and Shareholder
Notes and Promissory Notes [Line Items]
Notes Payable	89,677	229,787	165,738
President and Ceo | Secured By Asset [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	0	37,383	46,737
Officer
Notes and Promissory Notes [Line Items]
Notes Payable	$ 0	$ 11,297	$ 45,734